Document And Entity Information	6 Months Ended
Sep. 30, 2024
Document Information Line Items
Entity Registrant Name	UTime Limited
Document Type	6-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001789299
Document Period End Date	Sep. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Entity File Number	001-40306